Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 391,364,000	$ 13,911,000	$ 75,361,000
Prepaid expenses		32,206,000		734,000
Restricted cash		16,500,000	16,500,000	16,500,000
Customer funds		551,000		81,000
Accounts receivable, net		18,142,000		10,408,000
Investment in shares of affiliate stock, current				1,823,000
Deposits with clearinghouse, current (affiliate in Predecessor period)	[1]			20,200,000
Other current assets		4,784,000		6,956,000
Total current assets		463,547,000		132,063,000
Property, equipment and software, net		6,121,000		19,957,000
Goodwill		1,527,118,000	1,527,071,000	233,429,000
Intangible assets, net		388,469,000		62,199,000
Deposits with clearinghouse, noncurrent (affiliate in Predecessor period)	[1]	15,151,000		15,150,000
Other assets		13,879,000		5,578,000
Total assets		2,414,285,000		468,376,000
Current liabilities:
Accounts payable and accrued liabilities		64,090,000		42,915,000
Customer funds payable		551,000		81,000
Deferred revenue, current		4,629,000		4,282,000
Due to related party (affiliate in Predecessor period)	[1]	617,000		1,856,000
Other current liabilities		3,717,000		1,943,000
Total current liabilities		73,604,000		51,077,000
Deferred revenue, noncurrent		4,819,000		4,103,000
Warrant liability		17,424,000
Deferred tax liabilities, net		11,593,000		95,000
Other noncurrent liabilities		12,674,000		3,319,000
Total liabilities		120,114,000		58,594,000
Commitments and Contingencies (Note 14)
Mezzanine equity:
Incentive units (156,000,000 authorized, 103,318,325 unvested units and 85,875,000 unvested units issued and outstanding as of December 31, 2020)			207,372,000	21,452,000
Stockholders' equity:
Class B warrant (Note 10)				5,426,000
Additional paid-in capital		566,766,000
Accumulated other comprehensive income (loss)		(55,000)		191,000
Accumulated deficit		(98,342,000)		(112,504,000)
Total stockholders' equity and members' equity.		468,396,000		388,330,000
Noncontrolling interest		1,825,775,000
Total equity		2,294,171,000	207,372,000	388,330,000
Total liabilities, stockholders' equity and members' equity		2,414,285,000		468,376,000
VPC IMPACT ACQUISITION HOLDINGS [Member]
Current Assets:
Cash			528,642	1,177,678
Prepaid expenses				234,959
Total current assets			528,642	1,412,637
Cash and investments held in Trust Account			207,396,459	207,376,213
Total assets			207,925,101	208,788,850
Current liabilities:
Accounts payable and accrued liabilities			15,798,751	893,415
Accrued offering costs				2,230
Total current liabilities			15,798,751	895,645
Warrant liability			31,842,785	22,513,065
Deferred underwriting fee payable			7,258,021	7,258,021
Total liabilities			54,899,557	30,666,731
Class A ordinary shares subject to possible redemption, 20,737,202 shares at $10.00 per share as of October 14, 2021 and December 31, 2020			207,372,020	207,372,020
Stockholders' equity:
Accumulated deficit			(54,346,994)	(29,250,419)
Total stockholders' equity and members' equity.			(54,346,476)	(29,249,901)
Total equity			(54,346,476)	(29,249,901)
Total liabilities, stockholders' equity and members' equity			207,925,101	208,788,850
Class A Voting Units
Stockholders' equity:
Voting units, value				2,613,000
Class B Voting Units
Stockholders' equity:
Voting units, value				182,500,000
Class C Voting Units
Stockholders' equity:
Voting units, value				310,104,000
Class A Common Stock
Stockholders' equity:
Common stock, value		6,000
Class A Common Stock | VPC IMPACT ACQUISITION HOLDINGS [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, 20,737,202 shares at $10.00 per share as of October 14, 2021 and December 31, 2020			207,372,020	207,372,020
Class V Common Stock
Stockholders' equity:
Common stock, value		$ 21,000
Common Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Stockholders' equity:
Common Stock			$ 518	$ 518

[1]	As a result of the Business Combination (Note 4), ICE and its affiliates are no longer our affiliates. Refer to Note 8 for our related party disclosures.